Insurance finance income and expense (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Income Expense [Abstract]
Summary of insurance finance income and expense
Details of insurance finance income and expense for the years ended December 31, 2023, 2024 and 2025 are as follows:

			2023
			Life insurance				Non-life insurance			Total
			General		Variable	Retirement	Long-term	General	Automobile
Insurance finance income	Insurance contracts	Effect of foreign exchange rate changes	~~W~~	13,656	—	—	—	—	—	13,656
		Other		38,384	91,062	—	—	—	—	129,446

				52,040	91,062	—	—	—	—	143,102
	Reinsurance contracts	Other		—	—	—	—	(38)	—	(38)

				52,040	91,062	—	—	(38)	—	143,064
Insurance finance expenses	Insurance contracts	Effect of foreign exchange rate changes		19,345	—	—	—	—	—	19,345
		Other		935	638,881	—	—	—	—	639,816

				20,280	638,881	—	—	—	—	659,161

Total insurance finance income and expenses recognized in profit or loss				31,760	(547,819)	—	—	(38)	—	(516,097)
Insurance finance income and expenses recognized in other comprehensive income (*)				(2,970,845)	9,841	—	(15)	—	—	(2,961,019)
Reinsurance finance income and expenses recognized in other comprehensive income (*)				(28,276)	—	—	(7)	—	—	(28,283)

Total insurance finance income and expenses recognized in profit or loss and other comprehensive income			~~W~~	(2,967,361)	(537,978)	—	(22)	(38)	—	(3,505,399)

			2024
			Life insurance				Non-life insurance			Total
			General		Variable	Retirement	Long-term	General	Automobile
Insurance finance income	Insurance contracts	Effect of foreign exchange rate changes	~~W~~	13,896	—	—	—	—	—	13,896
		Other		21,762	166,710	—	—	2	—	188,474

				35,658	166,710	—	—	2	—	202,370
	Reinsurance contracts	Other		40	—	—	—	(47)	—	(7)

				35,698	166,710	—	—	(45)	—	202,363
Insurance finance expenses	Insurance contracts	Effect of foreign exchange rate changes		48,410	—	—	—	—	—	48,410
		Other		1,176	252,216	—	—	—	—	253,392

				49,586	252,216	—	—	—	—	301,802

Total insurance finance income and expenses recognized in profit or loss				(13,888)	(85,506)	—	—	(45)	—	(99,439)
Insurance finance income and expenses recognized in other comprehensive income (*)				(3,124,198)	(47,215)	—	(47)	(26)	—	(3,171,486)
Reinsurance finance income and expenses recognized in other comprehensive income (*)				(2,098)	—	—	7	18	—	(2,073)

Total insurance finance income and expenses recognized in profit or loss and other comprehensive income			~~W~~	(3,140,184)	(132,721)	—	(40)	(53)	—	(3,272,998)

			2025
			Life insurance				Non-life insurance			Total
			General		Variable	Retirement	Long-term	General	Automobile
Insurance finance income	Insurance contracts	Effect of foreign exchange rate changes	~~W~~	20,253	—	—	—	—	—	20,253
		Other		5,483	18,122	—	—	—	—	23,605

				25,736	18,122	—	—	—	—	43,858
	Reinsurance contracts	Other		229	—	—	—	—	—	229

				25,965	18,122	—	—	—	—	44,087
Insurance finance expenses	Insurance contracts	Effect of foreign exchange rate changes		15,824	—	—	—	—	—	15,824
		Other		220	1,219,210	—	—	—	—	1,219,430

				16,044	1,219,210	—	—	—	—	1,235,254
	Reinsurance contracts	Other		17	—	—	—	11	—	28

				16,061	1,219,210	—	—	11	—	1,235,282

Total insurance finance income and expenses recognized in profit or loss				9,904	(1,201,088)	—	—	(11)	—	(1,191,195)
Insurance finance income and expenses recognized in other comprehensive income (*)				1,791,470	(42,982)	—	107	32	—	1,748,627
Reinsurance finance income and expenses recognized in other comprehensive income (*)				(211,718)	—	—	8	(23)	—	(211,733)

Total insurance finance income and expenses recognized in profit or loss and other comprehensive income			~~W~~	1,589,656	(1,244,070)	—	115	(2)	—	345,699

(*)	Finance income and expense recognized as other comprehensive income are before deducting corporate tax effects.